Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: 2.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.20%
Innovator U.S. Small Cap Power Buffer ETF - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: 202.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Innovator U.S. Small Cap Power Buffer ETF - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: 172.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator U.S. Small Cap Power Buffer ETF - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: 240.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.90%)